Financial Instruments - Summary of net gains and losses of financial instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Gains (losses) on financial instruments [abstract]
FAAC	$ (2.5)	$ (7.3)
FLAC	(144.5)	(148.2)
FAFV	31.9	17.0
No class	3.1	(1.1)
Total	$ (112.0)	$ (139.6)